Share Capital and Reserves - Schedule of Share Capital (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Share Capital and Issuance Premium Increased [Line Items]
Share capital situation at beginning		$ 214,670	$ 173,931
Issuance premium situation at beginning		153,177	153,177
Share capital situation at ending		219,209	214,670
Issuance premium situation at ending		153,177	153,177
Sept And Oct 2024 [Member]
Schedule of Share Capital and Issuance Premium Increased [Line Items]
Share capital issuance shares	[1]		$ 40,739
Exosome acquisition [Member]
Schedule of Share Capital and Issuance Premium Increased [Line Items]
Share capital issuance shares		$ 4,539

[1]	net of expenses